Note 7 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 20,849	$ 45,709
Customer acquisition costs	74,973	75,707
Green certificates	21,198	39,749
Gas delivered in excess of consumption	4,476	3,121
Inventory	6,059	4,954
Current prepayments and other current assets	127,555	169,240
Customer acquisition costs	43,872	46,416
Income taxes recoverable	1,516	3,096
Other non-current assets	$ 45,388	$ 49,512